Property, plant and equipment, net - Depreciation expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Depreciation, Continued and Discontinued Operations	$ 436,427	$ 703,113	$ 1,049,274
Depreciation	436,427	462,639	$ 628,144
Continuing Operations [Member]
Property, Plant and Equipment [Line Items]
Buildings pledged as collateral for bank loans	$ 895,742	$ 966,201